Intangible Assets - Schedule of Cash Generating Unit (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 43,194	£ 43,319
Europe
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 5,362	£ 5,639
Pre-tax discount rates	6.10%	6.20%
Canada
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 2,345	£ 2,304
Pre-tax discount rates	19.30%	19.10%
Australia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 719	£ 756
Pre-tax discount rates	6.80%	7.90%
South Africa
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 512	£ 552
Pre-tax discount rates	14.60%	11.50%
Singapore
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 352	£ 356
Pre-tax discount rates	8.20%	9.60%
Malaysia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 226	£ 232
Pre-tax discount rates	11.20%	10.30%
Other
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 333	£ 375
Pre-tax discount rates	6.80%	7.80%
Peru
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 91	£ 145
Pre-tax discount rates	10.70%	9.50%
Reynolds American Inc.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 33,021	£ 32,719
Pre-tax discount rates	8.40%	7.60%
Global Travel Retail
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 233	£ 241
Pre-tax discount rates	7.70%	6.50%